Prospectus Supplement

January 4, 2021

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 4, 2021 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2020

Government Securities Portfolio

The following is hereby added at the end of the section of each Prospectus entitled "Details of the Funds—Government Securities Portfolio—Process":

The Adviser will generally seek to place purchase orders for the Fund with broker-dealers that are owned by minorities, women, disabled persons, veterans and members of other recognized diversity and inclusion groups and will place the majority of the aggregate dollar volume of the Fund's purchase orders for government agency securities obtained via auction or window through such broker-dealers, subject in each case to the Adviser's duty to seek best execution for the Fund's orders.

Please retain this supplement for future reference.

  ILFGSPROSPT 12/20

Statement of Additional Information Supplement

January 4, 2021

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 4, 2021 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated February 28, 2020, as amended June 22, 2020

Government Securities Portfolio

The following is hereby added at the end of the section of the Statement of Additional Information entitled "Brokerage Transactions—Brokerage Selection":

With respect to the Government Securities Portfolio, the Adviser will generally seek to place purchase orders for the Fund with broker-dealers that are owned by minorities, women, disabled persons, veterans and members of other recognized diversity and inclusion groups and will place the majority of the aggregate dollar volume of the Fund's purchase orders for government agency securities obtained via auction or window through such broker-dealers, subject in each case to the Adviser's duty to seek best execution for the Fund's orders.

Please retain this supplement for future reference.